                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    RH Capital Associates LLC
Address: 55 Harristown Road
         Glen Rock, New Jersey


Form 13F File Number: 28-6196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Horwitz
Title:   Managing Member
Phone:   (201) 444-2850

Signature, Place, and Date of Signing:

         /s/Robert Horwitz     Glen Rock, New Jersey   11/09/01
         ___________________   __________________      _________
              [Signature]         [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         NONE









































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              37

Form 13F Information Table Value Total:     $54,776
                                            [thousands]


List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE































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
                                                      RH CAPITAL ASSOCIATES
                                                            FORM 13F
                                                         September 30, 2001


   COLUMN                COLUMN          COLUMN      COLUMN        COLUMN       COLUMN    COLUMN           COLUMN
     1                     2               3           4             5             6         7               8
                         TITLE           CUSIP       VALUE    SHRS OR  SH/ PUT/ INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER           OF CLASS        NUMBER      (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
--------------           --------        ------      -------- -------  --- ---- ---------- --------  ----   ------   ----
APPLE COMPUTER            COM           037833100       776    50000   SH       Sole                 50000
APPLIED POWER INC         COM           038225108       246    58800   SH       Sole                 58800
BICC GENERAL CABLE        COM           369300108      1788   181500   SH       Sole                181500
BRIO TECHNOLOGY INC       COM           109704106       661   271900   SH       Sole                271900
BROOKSTONE INC            COM           114537103       657    61400   SH       Sole                 61400
CANDIES INC               COM           137409108        31    16700   SH       Sole                 16700
CHARMING SHOPPES          COM           161133103       668   136000   SH       Sole                136000
CORDIANT COMM             COM           218514206       618   700000   SH       Sole                700000
CRYPTOLOGIC INC           COM           228906103      3545   253000   SH       Sole                253000
FURUKAWA ELECTRIC         COM                           488    90000   SH       Sole                 90000
GALILEO INT'L             COM           363547100       716    34500   SH       Sole                 34500
GYMBOREE                  COM           403777105       975   150000   SH       Sole                150000
HPL TECH                  COM           40426c105       419    95000   SH       Sole                 95000
INAMED CORP.              COM           453235103      1936   113909   SH       Sole                113909
INTIMATE BRANDS           COM           461156101       900   100000   SH       Sole                100000
JP MORGAN CHASE           COM           46625h100      3415   100000   SH       Sole                100000
KADANT INC                COM                           593    46000   SH       Sole                 46000
M T R GAMING              COM           553769100      3047   328700   SH       Sole                328700
META GROUP INC            COM           591002100       572   286000   SH       Sole                286000
METHODE ELECTRONICS       COM           591520200      1616   214000   SH       Sole                214000
METROMEDIA FIBER          COM           591689104        34   100000   SH       Sole                100000
MOORE CORP                COM           615785102      1964   253700   SH       Sole                253700
NASDAQ 100 SHARES
  UNIT SER 1              COM           631100104      2898   100000   SH       Sole                100000
OAKLEY                    COM           673662102      2997   238800   SH       Sole                238800
PARTY CITY CORP           COM           702145103       170    26500   SH       Sole                 26500
RADIAN GROUP              COM           750261018      2118    55000   SH       Sole                 55000
SCP POOLS                 COM           784028102       535    25050   SH       Sole                 25050
SEEBEYOND TECH            COM           815704101       246   136600   SH       Sole                136600
SOFTNET SYSTEMS           COM           833964109       154   103500   SH       Sole                103500
VERITY INC                COM           92343c106       404    40000   SH       Sole                 40000
WATER PIK TECH            COM           94113u100       648    81000   SH       Sole                 81000
ZIXIT                     COM           98974p100       241    50000   SH       Sole                 50000
LORAL PFD C               PRD           G56462149       438    50000   SH       Sole                 50000





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ACCLAIM ENTERTMT
  10.00% due 3-01-02      CNV           004325aa4     11721 13395000   PRN      Sole              13395000
EARTHWEB INC SUB NOTE
  CONV 7.00% due 01-25-05 CNV           27032cab4      3564  9900000   PRN      Sole               9900000
INTERNET CAP GRP
  5.00% due 12-21-04      CNV           46059caa4      2183  9290000   PRN      Sole               9290000
METAMOR WORLDWIDE
  2.94% due 8-15/01       CNV           59133paa8       798  2900000   PRN      Sole               2900000












































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